Note 7 - Due to Related Parties (Details) - CAD	Nov. 30, 2017	Nov. 30, 2016
Amounts Due to Related Parties [Abstract]
Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly	CAD 1,290,465	CAD 1,494,764